Other Long-Term Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Long-Term Financial Assets [Abstract]
Schedule of Other Long-Term Financial Assets
As at December 31,	2025	2024
Deferred receivables	$17,145	$8,708
Security deposits	1,138	1,059
Other long-term financial assets	$18,283	$9,767